FAIR VALUE MEASUREMENT - Measured at fair value on a recurring basis (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Financial instruments held, at fair value	$ 562,536	$ 14,881,240
Long-term available-for-sale investments	3,924,051	3,980,806
Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Accrued expenses and other current liabilities		158,900
Long-term available-for-sale investments	3,924,051	3,980,806
Total	4,486,587	19,020,946
Recurring | Quoted prices in active markets for identical instruments (Level 1)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Accrued expenses and other current liabilities		158,900
Total	562,536	15,040,140
Recurring | Significant unobservable inputs (level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Long-term available-for-sale investments	3,924,051	3,980,806
Total	3,924,051	3,980,806
Recurring | ETFs
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Financial instruments held, at fair value		9,096,579
Recurring | ETFs | Quoted prices in active markets for identical instruments (Level 1)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Financial instruments held, at fair value		9,096,579
Recurring | US T-bill
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Financial instruments held, at fair value		5,527,192
Recurring | US T-bill | Quoted prices in active markets for identical instruments (Level 1)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Financial instruments held, at fair value		5,527,192
Recurring | Funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Financial instruments held, at fair value	283,764
Recurring | Funds | Quoted prices in active markets for identical instruments (Level 1)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Financial instruments held, at fair value	283,764
Recurring | Corporate bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Financial instruments held, at fair value	263,750	257,469
Recurring | Corporate bonds | Quoted prices in active markets for identical instruments (Level 1)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Financial instruments held, at fair value	263,750	$ 257,469
Recurring | Stocks
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Accrued expenses and other current liabilities	15,022
Recurring | Stocks | Quoted prices in active markets for identical instruments (Level 1)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Accrued expenses and other current liabilities	$ 15,022